Guarantees, commitments and risks - Guarantees (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Guarantees, commitments and risks
Guarantees	€ 8,884	€ 8,862
Consolidated subsidiaries
Guarantees, commitments and risks
Guarantees	4,758	4,323
Investments in unconsolidated entities controlled by Eni
Guarantees, commitments and risks
Guarantees	176	197
Joint ventures and associates
Guarantees, commitments and risks
Guarantees	3,800	4,075
Others
Guarantees, commitments and risks
Guarantees	€ 150	€ 267